BANK LOANS	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Bank Loans
BANK LOANS

Note 8– Bank Loans

Short-term bank loans consisted of the following:

	March 31, 2025	Interest rate	Due date	December 31, 2024	Interest rate	Due date
Agricultural Bank of China Funan Branch (1)	785,828	4.45%	04/02/25	781,047	3.70%	04/02/25
Anhui Funan Rural Commercial Bank (2)	1,930,102	5.60%	12/20/26	1,918,360	5.60%	12/20/25
Anhui Funan Rural Commercial Bank (3)	1,378,645	5.60%	03/24/26	1,370,257	5.60%	03/28/25
Anhui Funan Rural Commercial Bank (4)	827,187	5.60%	01/15/26	822,154	5.60%	01/16/25
Bank of China Funan Branch (5)	1,102,916	3.60%	03/13/26	1,096,206	3.60%	03/12/25
Total	$6,024,678			$5,988,024

(1)	Loans are guaranteed by the founder of AUFP and SME Guarantee Corporation. The loan was renewed on April 2, 2025 at 4.6% of the annual interest rate. The balance of the new loan is $689,323 and the due day is April 2, 2026.

(2)	Loans are guaranteed by legal representative, the founder, and one shareholder of AUFP, ESG Hainan and SME Guarantee Corporation.

(3)	Loans are guaranteed by legal representative, and the founder of AUFP, AUFP and SME Guarantee Corporation.

(4)	Loans was guaranteed by legal representative and the founder of AUFP, AUFP and SME Guarantee Corporation.

(5)	$1,102,916 and $1,096,206 of loans from Bank of China were pledged by buildings as of March 31, 2025, and December 31, 2024, respectively.

NOTE 8 - BANK LOANS

Short-term bank loans consisted of the following:

December 31,	2024	Interest rate	Due date	2023	Interest rate	Due date
Agricultural Bank of China Funan Branch (1)	781,047	4.45%	04/02/25	845,416	3.70%	04/10/24
Anhui Funan Rural Commercial Bank (2)	1,918,360	5.60%	12/20/25	1,972,637	5.90%	12/22/24
Anhui Funan Rural Commercial Bank (3)	1,370,257	5.60%	03/24/25	1,409,026	5.90%	03/28/24
Anhui Funan Rural Commercial Bank (4)	822,154	5.60%	01/16/25	845,416	5.90%	01/25/24
Industrial and Commercial Bank of China, Funan (5)	-	-	-	704,513	3.45%	10/12/24
Bank of China Funan Branch (6)	1,096,206	3.60%	03/12/25	1,127,221	3.60%	03/15/24
Total	$5,988,024			$6,904,228

(1)	Loans are guaranteed by the founder of AUFP and SME Guarantee Corporation. The loan was renewed on April 2, 2025 at 4.6% of the annual interest rate. The balance of the new loan is $685,129 and the due day is April 2, 2026.

(2)	Loans are guaranteed by legal representative, the founder, and one shareholder of AUFP, ESG Hainan and SME Guarantee Corporation.

(3)	Loans are guaranteed by legal representative, and the founder of AUFP, AUFP and SME Guarantee Corporation. The loan was renewed on March 24, 2025 in the same term and the due day is March 24, 2026.
(4)	Loans was guaranteed by legal representative and the founder of AUFP, AUFP and SME Guarantee Corporation. The loan was renewed on January 15, 2025 in the same term and the due day is January 15, 2026.
(5)	$704,513 of loans from Industrial and Commercial Bank of China, Funan branch were pledged by buildings as of December 31, 2023, and the loans was paid off on the due day in 2024.
(6)	$1,096,206 and $1,127,221 of loans from Bank of China were pledged by buildings as of December 31, 2024 and 2023, respectively. The loan was renewed on March 17, 2025 for the same amount at an interest rate of 3.10%, and the due day is March 17,2026.